Cover	Mar. 03, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2025
Entity Registrant Name	ISABELLA BANK CORP
Entity Incorporation, State or Country Code	MI
Entity File Number	000-18415
Entity Tax Identification Number	38-2830092
Entity Address, Address Line One	401 North Main Street
Entity Address, City or Town	Mt. Pleasant
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48858-1649
City Area Code	989
Local Phone Number	772-9471
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000842517
Amendment Flag	false